real estate joint ventures and investment in associate	6 Months Ended
Jun. 30, 2020
real estate joint ventures and investment in associate
real estate joint ventures and investment in associate

21   real estate joint ventures and investment in associate

(a)  General

Real estate joint ventures

In 2013, we partnered, as equals, with two arm’s-length parties in a residential, retail and commercial real estate redevelopment project, TELUS Sky, in Calgary, Alberta. The new-build tower, scheduled for completion in 2020, is to be built to the LEED Platinum standard.

Associate

On January 13, 2020, for cash consideration of approximately $73 million, we acquired a 28% basic equity interest in Miovision Technologies Incorporated, an associate that is complementary to, and is viewed to grow, our existing Internet of Things business; our judgment is that we obtained significant influence over the associate concurrent with obtaining the newly acquired equity interest.

(b)  Real estate joint ventures

Summarized financial information

	June 30,	December 31,
As at (millions)	2020	2019
ASSETS
Current assets
Cash and temporary investments, net	$8	$15
Other	17	18
	25	33
Non-current assets
Investment property under development	331	318
Other	14	2
	345	320

	$370	$353
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$40	$25
Construction holdback liabilities	—	15
	40	40
Non-current liabilities
Construction credit facilities	342	312
Other	—	3
	342	315
	382	355
Owners’ equity
TELUS [1]	(3)	1
Other partners	(9)	(3)
	(12)	(2)
	$370	$353
(1)

The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

	Three months		Six months
Periods ended June 30 (millions)	2020	2019	2020	2019
Revenue	$—	$—	$—	$—
Depreciation and amortization	$—	$—	$—	$—
Interest expense [1]	$—	$—	$—	$—
Net income (loss) and comprehensive income (loss) [2]	$(31)	$—	$(33)	$(1)
(1)	During the three-month and six-month periods ended June 30, 2020, the real estate joint venture capitalized $1 (2019 - $3) and $4 (2019 - $6), respectively, of financing costs.
(2)	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following table.

	2020			2019
	Loans and			Loans and
Three-month periods ended June 30 (millions)	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us [3]	$—	$(10)	$(10)	$—	$—	$—
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other (Note 7)	1	—	1	1	—	1
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	3	—	3	9	—	9
Financing costs paid to us	(1)	—	(1)	(1)	—	(1)
Funds we advanced or contributed, excluding construction credit facilities	—	5	5	—	—	—
Net increase	3	(5)	(2)	9	—	9
Real estate joint ventures carrying amounts
Balance, beginning of period	111	(10)	101	77	5	82
Valuation provision recorded in beginning of period balance now recorded in joint venture	—	6	6	—	—	—
Balance, end of period	$114	$(9)	$105	$86	$5	$91

	2020			2019
	Loans and			Loans and
Six-month periods ended June 30 (millions)	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us [3]	$—	$(11)	$(11)	$—	$—	$—
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	2	—	2	2	—	2
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	10	—	10	17	—	17
Financing costs paid to us	(2)	—	(2)	(2)	—	(2)
Funds we advanced or contributed, excluding construction credit facilities	—	5	5
Funds repaid to us and earnings distributed	—	(1)	(1)	—	—	—
Net increase	10	(7)	3	17	—	17
Real estate joint ventures carrying amounts
Balance, beginning of period	104	(2)	102	69	5	74
Balance, end of period	$114	$(9)	$105	$86	$5	$91

(1)	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
(2)

We account for our interests in the real estate joint ventures using the equity method of accounting. As at June 30, 2020, and December 31, 2019, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in long-term liabilities (Note 27).

(3)	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

We have entered into a lease agreement with the TELUS Sky real estate joint venture; for lease accounting purposes, the lease commenced during the three-month period ended March 31, 2019.

Real estate joint ventures commitments and contingent liabilities

Construction commitments

The TELUS Sky real estate joint venture is expected to spend a total of approximately $475 million (December 31, 2019 – $450 million) on the construction of a mixed-use tower. As at June 30, 2020, the real estate joint venture’s construction-related contractual commitments were approximately $23 million through to 2020 (December 31, 2019 – $37 million through to 2020).

Construction credit facilities

The TELUS Sky real estate joint venture has a credit agreement, maturing August 31, 2021, with Canadian financial institutions (as 66‑2/3% lender) and TELUS Corporation (as 33‑1/3% lender) to provide $342 million of construction financing for the project. The construction credit facilities contain customary real estate construction financing representations, warranties and covenants and are secured by demand debentures constituting first fixed and floating charge mortgages over the underlying real estate assets. The construction credit facilities are available by way of bankers’ acceptance or prime loan and bear interest at rates in line with similar construction financing facilities.

		June 30,	December 31,
As at (millions)	Note	2020	2019
Construction credit facilities commitment – TELUS Corporation
Undrawn	4(b )	$—	$10
Advances		114	104
		114	114
Construction credit facilities commitment – other		228	228
		$342	$342